SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of sales	$ 2	$ 6	$ 17	$ 34	$ 165	$ 55
Other Expense [Member]
Cost of sales					6		[1]
Salaries And Related Expenses [Member]
Cost of sales					15	21
Materials [Member]
Cost of sales					134	27
Vehicle Maintenance [Member]
Cost of sales					$ 10	$ 7

[1]	Less than $1 thousand.